Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$867,287.41

Principal:
Principal Collections	$12,596,945.83
Prepayments in Full	$5,318,414.37
Liquidation Proceeds	$183,560.78
Recoveries	$60,024.36
Sub Total	$18,158,945.34
Collections	$19,026,232.75

Purchase Amounts:
Purchase Amounts Related to Principal	$314,955.35
Purchase Amounts Related to Interest	$1,733.35
Sub Total	$316,688.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,342,921.45

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,342,921.45
Servicing Fee	$224,630.78	$224,630.78	$0.00	$0.00	$19,118,290.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,118,290.67
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,118,290.67
Interest - Class A-3 Notes	$34,637.57	$34,637.57	$0.00	$0.00	$19,083,653.10
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$18,962,432.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,962,432.43
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$18,894,549.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,894,549.76
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$18,843,248.51
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,843,248.51
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$18,781,423.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,781,423.93
Regular Principal Payment	$17,783,332.79	$17,783,332.79	$0.00	$0.00	$998,091.14
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$998,091.14
Residual Released to Depositor	$0.00	$998,091.14	$0.00	$0.00	$0.00
Total		$19,342,921.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,783,332.79
Total					$17,783,332.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,783,332.79	$38.28	$34,637.57	$0.07	$17,817,970.36	$38.35
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$17,783,332.79	$11.04	$336,866.74	$0.21	$18,120,199.53	$11.25

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$46,183,427.30	0.0994261	$28,400,094.51	0.0611412
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$259,123,427.30	0.1609222	$241,340,094.51	0.1498783

Pool Information
Weighted Average APR	3.758%	3.768%
Weighted Average Remaining Term	26.25	25.52
Number of Receivables Outstanding	26,177	25,062
Pool Balance	$269,556,930.19	$250,959,537.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$259,123,427.30	$241,340,094.51
Pool Factor	0.1635486	0.1522649

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$9,619,442.89
Targeted Overcollateralization Amount	$9,619,442.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,619,442.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		120	$183,516.46
(Recoveries)		121	$60,024.36
Net Loss for Current Collection Period			$123,492.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5498%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0990%
Second Prior Collection Period			1.1953%
Prior Collection Period			0.4524%
Current Collection Period			0.5694%
Four Month Average (Current and Prior Three Collection Periods)			0.8290%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,847	$11,023,960.68
(Cumulative Recoveries)			$1,811,955.15
Cumulative Net Loss for All Collection Periods			$9,212,005.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5589%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,885.40
Average Net Loss for Receivables that have experienced a Realized Loss			$1,575.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.20%	414	$5,518,890.55
61-90 Days Delinquent	0.28%	45	$710,216.81
91-120 Days Delinquent	0.10%	13	$239,866.33
Over 120 Days Delinquent	0.28%	48	$705,340.70
Total Delinquent Receivables	2.86%	520	$7,174,314.39

Repossession Inventory:
Repossessed in the Current Collection Period		14	$227,750.21
Total Repossessed Inventory		20	$357,903.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3751%
Prior Collection Period			0.3591%
Current Collection Period			0.4230%
Three Month Average			0.3857%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer